Note 16 - Certain Relationships and Related Transactions	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

Note 16.  Certain Relationships and Related Transactions

AWMS Holdings, LLC

In August 2013, Avalon created a new Ohio limited liability company, AWMS Holdings, LLC, to act as a holding company to form and own a series of wholly owned subsidiaries that will own and operate Class II salt water injection wells and facilities (together the “facilities”). AWMS Holdings, LLC, offers investment opportunities to accredited investors by selling membership units of AWMS Holdings, LLC through private placement offerings. The monies received from these offerings, along with internally contributed capital, are used to construct the facilities necessary for the operation of salt water injection wells. AWMS Water Solutions, LLC, a wholly owned subsidiary of Avalon, manages all the salt water injection well operations, including the marketing and sales function and all decisions regarding the well operations for a percentage of the gross revenues.

Avalon Holdings Corporation and Subsidiaries

In 2014 and 2013, Avalon, through a wholly owned subsidiary made capital contributions totaling approximately $3.4 million, which included cash and certain well assets, including the permits, in exchange for membership units of AWMS Holdings, LLC. Through a private placement offering for the purchase of membership units, AWMS Holdings, LLC raised approximately $3.8 million from accredited investors in 2014 and 2013. Management and outside directors of Avalon, who qualified as accredited investors, invested approximately $1.0 million in AWMS Holdings, LLC.

As a result of a private placement offering, Avalon is not the majority owner of AWMS Holdings, LLC. At December 31, 2022 and 2021, respectively, Avalon owns approximately 47% of AWMS Holdings, LLC. In accordance with ASC 810-10 and related amendment, due to the managerial control of American Water Solutions, LLC, AWMS Holdings, LLC is a VIE, and the financial statements of AWMS Holdings, LLC and subsidiaries are included in Avalon’s consolidated financial statements. ASC 810-10 requires noncontrolling interests to be reported as a separate component of equity. The amount of net loss attributable to the noncontrolling interest is recorded in “net loss attributable to noncontrolling interest” in our Consolidated Statements of Operations. During the years ended December 31, 2022 and 2021, net loss attributable to the noncontrolling interest in AWMS Holdings, LLC was approximately $0.1 million and $0.2 million, respectively.

Avalon Med Spa, LLC

In March 2021, Avalon created a new Ohio limited liability company, Avalon Med Spa, LLC. Avalon Med Spa, LLC provides elective appearance improving nonsurgical aesthetic services under the supervision of a licensed physician. Avalon Med Spa, LLC, offers investment opportunities to accredited investors by selling membership units through private placement offerings. The monies received from these offerings, along with internally contributed capital, are used to purchase medical spa equipment and construct the facilities necessary for operation. Avalon operates and manages all decisions regarding the medical spa operations for a percentage of the gross revenues.

In 2021, Avalon made a capital contribution totaling $359,000, which included cash and certain equipment, in exchange for membership units of Avalon Med Spa, LLC. Through a private placement offering for the purchase of membership units, Avalon Med Spa, LLC raised $358,000 from accredited investors in August 2021. In March 2022, Avalon and accredited investors made additional capital contributions of $143,000 and $142,000, respectively. An outside director of Avalon, who qualified as an accredited investor, invested less than 10% of the total investment in Avalon Med Spa, LLC. Avalon is the majority owner of Avalon Med Spa, LLC owning 50.1% of the company at both December 31, 2022 and 2021, respectively.

In accordance with ASC 810-10 and related amendment, Avalon Med Spa, LLC is a VIE, and the financial statements of Avalon Med Spa, LLC are included in Avalon’s consolidated financial statements. ASC 810-10 requires noncontrolling interests to be reported as a separate component of equity. The amount of net loss attributable to the noncontrolling interest is recorded in “net loss attributable to noncontrolling interest” in our Consolidated Statements of Operations. During the years ended December 31, 2022 and 2021, net loss attributable to the noncontrolling interest in Avalon Med Spa, LLC was approximately $0.3 million and $0.1 million, respectively.